Expense Example - DWS Enhanced Commodity Strategy Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 699
3 Years	986
5 Years	1,295
10 Years	2,169
Class T
Expense Example:
1 Year	378
3 Years	665
5 Years	974
10 Years	1,848
Class C
Expense Example:
1 Year	307
3 Years	650
5 Years	1,119
10 Years	2,417
Class R6
Expense Example:
1 Year	91
3 Years	312
5 Years	551
10 Years	1,236
INST Class
Expense Example:
1 Year	91
3 Years	327
5 Years	581
10 Years	1,311
Class S
Expense Example:
1 Year	111
3 Years	368
5 Years	645
10 Years	$ 1,434